INCOME TAX (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Profits tax rate	8.25%
Assessable profits rate	16.50%
Unused tax loss carry forward	$ 13,493,303	$ 36,989,810
Valuation allowances	2,226,394	$ 6,103,318	$ 6,616,606
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 2,000,000